Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest income and gains and losses on total value of investments [line items]
Interest income	€ 334	€ 341
Total gains and losses on sale of assets	68	(1,148)
Total	402	(807)
Investments	6,853	6,897
Residential mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	67	104
Total gains and losses on sale of assets	(15)	26
Total	52	130
Investments	933	1,141
Commercial mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	92	120
Total gains and losses on sale of assets	12	(723)
Total	105	(603)
Investments	2,323	2,838
Asset-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	40	25
Total gains and losses on sale of assets	14	(34)
Total	54	(9)
Investments	560	440
ABSs - other [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	134	92
Total gains and losses on sale of assets	57	(416)
Total	191	(324)
Investments	€ 3,037	€ 2,478